Notes to the Profit or Loss Statement - Summary of Income Taxes (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Current Tax Benefit / (Expense)	€ 1,172,000	€ (67,073,000)	€ (1,000)
Deferred Tax Benefit / (Expenses)	75,419,000	142,472,000	3,507,000
Actual Income Tax	76,590,860	75,398,566	3,506,419
Current tax expense (income) and adjustments for current tax of prior periods	€ (96,000)	€ 66,000	€ 0